Income Taxes (Details) - Schedule of Income Tax and Social Contribution Expense - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Income Tax and Social Contribution Expense [Abstract]
Accounting result before taxation	$ 536,969		$ (25,870)		$ 904,618		$ (439,546)		$ (259,728)		$ 3,553,493		$ 5,062,768
Brazilian statutory corporate tax rate	(34.00%)		34.00%		(34.00%)		34.00%		(34.00%)		(34.00%)		(34.00%)
Expected tax benefit (expense)	$ (182,569)		$ 8,796		$ (307,570)		$ 149,446		$ 88,308		$ (1,208,188)		$ (1,721,341)
Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	817		1,031		(1,403)		1,975		3,243		4,013		5,840
Non-taxable tax benefits	56,431	[1]	103,017	[1]	109,579	[1]	236,326	[1]	461,726	[2]	447,843	[2]	165,051	[2]
Difference of tax rates on taxable income from foreign subsidiaries	33,915		(10,792)		69,228		(28,671)		(16,299)		317,989		509,139
Transfer pricing adjustments	(2,380)		(359)		(4,887)		(1,832)		(12,265)		(34,145)		(5,782)
Profits taxed by-foreign jurisdictions	(65,628)	[3]	(91,149)	[3]	(35,878)	[3]	(175,472)	[3]	(203,986)	[4]	(266,049)	[4]	(241,922)	[4]
Deferred income tax not recognized	14,726		(67,782)		4,031		(143,331)		(372,932)		94,238		(155,877)
Withholding tax expense											(172)
Non-taxable interest – Foreign subsidiaries	1,661		30,532		7,806		63,959		140,284		129,703		108,072
Donations and social programs expenses	(6)	[5]	(1,496)	[5]	(2,105)	[5]	(3,912)	[5]	(7,524)	[6]	(114)	[6]	(2,572)	[6]
SELIC interest on tax credits	3,384		1,456		4,119		2,466		6,521	[7]	5,127	[7]	51,650	[7]
Double Jurisdiction Taxation	(10,483)				(10,483)						35,138
Other permanent differences	940		12,593		15,578		23,379		40,917		64,661		43,612
Current and deferred income tax benefit (expense)	149,192		14,153		151,985		(124,333)		127,993		(409,956)		(1,244,130)
Current income tax	(253,007)		(31,937)		(256,817)		(38,644)		(69,460)		(515,264)		(1,402,643)
Deferred income tax	103,815		17,784		104,832		162,977		197,453		105,308		158,513
Total income tax	$ (149,192)		$ (14,153)		$ (151,985)		$ 124,333		$ 127,993		$ (409,956)		$ (1,244,130)
Effective income tax rate	(27.78%)		(54.71%)		(16.80%)		28.29%		49.28%		(11.54%)		(24.57%)

[1]	The Company and its subsidiaries have subsidies granted by state governments, as presumed income tax benefits, in accordance with the regulations of each State. The appropriate values of this tax incentive as revenue in the result are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met. During the six-month period ended June 30, 2024, the Company and its subsidiaries recorded the amount of government subsidies in the amount of US$295 million, all of which were excluded from their income tax and social contribution calculation basis. The exclusion of this tax benefit from the income tax and social contribution calculation base on net income reflected a tax gain in the six-month period ending June 30, 2024 of US$109 million. On June 12, 2023, when considering Repetitive Topic 1182, the STJ understood that the requirement of IRPJ and CSLL on amounts related to ICMS tax incentives, other than those granted in the form of presumed credits, is undue, as long as the requirements of the article 30 of Law No. 12,973/14, and it is certain that the Company recorded the profit reserve referred to in the legislation. Law No. 14,789/23 changed the investment subsidy regime for tax purposes and revoked article 30 of Law No. 12,973/14 and its effects are being fulfilled by the Company for the year 2024, except in relation to presumed ICMS credits, whose taxation was ruled out by the unified understanding of the STJ Panels that deal with tax matters in the judgment of ERESP 1.517.492/PR.
[2]	The Group and its subsidiaries recognize grants given by Brazilian state governments as a presumed credit, partial and full reduction of the ICMS calculation base of certain goods in its production chain, in accordance with the regulations of each state. The amounts appropriated from these tax incentives as revenue in the statement of income are excluded from the calculation of taxes on income, when the requirements set forth in current legislation are achieved. During the for the year ended December 31, 2023, the Group recorded the amount of government subsidies in the amount of US$1,400,450 (US$1,316,255 for the year ended December 31, 2022), of which US$582,488 of presumed credit (US$548,901 for the year ended December 31, 2022) and US$817,962 of reduction and exemption from ICMS, (US$767,354 for the year ended December 31, 2022) excluded from its calculation basis for income tax and social contribution. The exclusion of this tax benefit from the income tax and social contribution calculation base on net income reflected a tax gain for the year ended December 31, 2023 of US$198,433 referring to the presumed credit (US$186,658 for the year ended December 31, 2022) and US$278,639 of exemption and base reduction (US$258,538 for the year ended December 31, 2022).
[3]	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
[4]	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
[5]	Refers to the donations, as described in Note 24 — Expenses by nature.
[6]	Refers to the donations, as described in Note 26 — Expenses by nature.
[7]	Recognition of the income tax exemption on interest income on tax credits, due to a ruling of the STF (Federal Court of Justice), on September 23, 2021.